MUTUAL FUND AND VARIABLE INSURANCE TRUST

(the “Trust”)

North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Tactical Return Fund

Class A Shares: HRSAX	Class C Shares: HRSFX	Institutional Shares: HRSTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational Strategic Allocation Fund

Class A Shares: HBAFX	Class C Shares: RHSCX	Institutional Shares: RHSIX

Rational/ReSolve Adaptive Asset Allocation Fund

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Special Situations Income Fund

Class A Shares: RFXAX	Class C Shares: RFXCX	Institutional Shares: RFXIX

Rational Inflation Growth Fund

Class A Shares: IGOAX Class C Shares: IGOCX Institutional Shares: IGOIX

(collectively, the “Funds”)

March 25, 2022

The information in this Supplement amends certain information contained in each Fund’s currently effective Statement of Additional Information (collectively, the “SAI”) dated May 30, 2021, as amended January 26, 2022.

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The Board of Trustees of the Trust has elected Alex Merino as Vice President of the Trust effective March 25, 2022. Accordingly, the table under the section of each Fund’s SAI entitled “Management - Trustees and Officers” is revised to add the following information regarding Mr. Merino.

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Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years
Alex Merino 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1985	Vice President	Since 2022	Investment Operations Manager, MFund Management LLC since 2022; Investment Operations Analyst, MFund Management LLC, 2020—2021; Tax Senior Associate, PwC Asset & Wealth Management NY Metro, 2016—2019.

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You should read this Supplement in conjunction with each Fund’s Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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